Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Related Party Transactions
Note 7 - Related Party Transactions

During the fiscal year ended June 30, 2019 and through the quarter ended September 30, 2019 the Company issued shares and warrants to an investor with direct control over Insight in exchange for $200,000 which was used to fund the Joint Venture. The shares were issued at the prevailing share price and conditions on warrants available to arms-length investors. The Company also received an additional $50,000 that was used to fund the Joint Venture from the same investor for which shares and warrants will be issued, but have not been issued as of the date of this filing.

Effective September 11, 2019 the Company elected M. Richard Cutler as a member of its board of directors. As part of such appointment, the Company agreed to issue to Mr. Cutler 250,000 shares of common stock (which were issued subsequent to the end of the quarter). Mr. Cutler has been corporate and securities counsel for the Company.

During the year the Company issued shares and warrants to an investor with direct control over Insight in exchange for $200,000 which was used to fund the Joint Venture. The shares were issued at the prevailing share price and conditions on warrants available to arms length investors. The Company also received an additional $50,000 that was used to fund the Joint Venture from the same investor for which shares and warrants will be issued, but have not been issued as of the date of this filing.